FAIR VALUE OF FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS

NOTE 17 - FAIR VALUE OF FINANCIAL INSTRUMENTS

FASB ASC Topic 825, Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet. Fair value is determined under the framework established by ASC Topic 820, Fair Value Measurement and Disclosures. ASC Topic 825 excludes certain financial instruments and all non-financial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented may not necessarily represent the underlying fair value of the Company.

The following methods and assumptions were used by the Company in estimating fair value disclosures for financial instruments:

Cash and Cash Equivalents: The carrying amounts of cash and cash equivalents approximate fair values given the short-term nature and active market for U.S. currency and are classified as Level 1.

Interest-Earning Time Deposits: Due to the short-term nature of these deposits, the carrying amounts of these deposits approximate fair values. However, since it is unusual to observe a quoted price in an active market during the outstanding term, these deposits are classified as Level 2.

Federal Home Loan Bank Stock: The Company is required to maintain these equity securities as a member of the FHLB and in amounts as required by this institution. These equity securities are "restricted" in that they can only be sold back to the respective institution or another member institution at par. Therefore, they are less liquid than other tradable securities and their fair value is not readily available.

Federal Reserve Bank Stock: The Company is required to maintain these equity securities as a member of the Federal Reserve Bank and in amounts as required by this institution. These equity securities are "restricted" in that they can only be sold back to the respective institution or another member institution at par. Therefore, they are less liquid than other tradable securities and their fair value is not readily available.

Loans: Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segmented by type such as real estate, commercial business, and consumer loans. Each loan segment is further segregated into fixed and adjustable rate interest terms and by performing and non-performing classifications. The fair value of fixed rate loans is estimated by either observable market prices or by discounting future cash flows using discount rates that reflect the Company’s current pricing for loans with similar characteristics, such as loan type, pricing and remaining maturity resulting in a Level 3 classification. Impaired loans that have no specific reserve are classified as Level 3. Impaired loans that have been written down to the fair value of the corresponding collateral, less estimated costs to sell, are not included in this table as those amounts were presented previously. The fair value computed is not necessarily an exit price.

Loans Held for Sale: The fair value of loans held for sale is estimated based upon binding contracts and quotes from third party investors resulting in a Level 2 classification.

Accrued Interest Receivable: The carrying amount of accrued interest receivable approximates its fair value. Accrued interest receivable related to interest-earning time deposits and securities is classified as Level 2. Accrued interest receivable related to loans is classified as Level 3.

Deposits: The fair values disclosed for demand deposits are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts) and are classified as Level 1. The carrying amounts for interest-bearing money market and savings accounts approximate their fair values at the reporting date and are classified as Level 1. Fair values for fixed-rate certificates of deposit are estimated using a discounted cash flow calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits resulting in a Level 2 classification.

Federal Home Loan Bank Advances: The fair value of FHLB advances, which are at a fixed rate, are estimated using discounted cash flow analyses based on current rates for similar advances resulting in a Level 2 classification.

Securities Sold Under Agreements to Repurchase: The carrying amounts of securities sold under agreements to repurchase approximate fair value resulting in a Level 2 classification.

Subordinated Debentures: This debenture is a floating rate instrument which re-prices quarterly. The fair value of variable rate trust preferred debentures approximate carrying value resulting in a Level 2 classification.

Accrued Interest Payable: The carrying amount of accrued interest payable approximates its fair value. Accrued interest payable related to interest-bearing money market and savings accounts is classified as Level 1. All other accrued interest payable is classified as Level 2.

The following information presents estimated fair values of the Company’s financial instruments as of December 31, 2014 and 2013 that have not been previously presented and the methods and assumptions used to estimate those fair values.

		Fair Value Measurements at December 31, 2014 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$49,066,462	$49,066,462	$-	$-	$49,066,462
Interest-earning time deposits	1,776,970	-	1,776,970	-	1,776,970
Federal Home Loan Bank stock	2,887,763	-	-	-	N/A
Federal Reserve Bank stock	1,676,700	-	-	-	N/A
Loans, net (excluding impaired loans at fair value)	398,853,600	-	-	402,238,073	402,238,073
Loans held for sale	100,000	-	100,000	-	100,000
Accrued interest receivable	1,762,310	-	506,888	1,255,422	1,762,310

Financial liabilities:
Non-interest bearing deposits	68,170,743	68,170,743	-	-	68,170,743
Interest-bearing deposits	442,135,896	314,508,234	128,258,671	-	442,766,905
Federal Home Loan Bank advances	2,487,745	-	2,542,945	-	2,542,945
Securities sold under agreement to repurchase	11,848,266	-	11,848,266	-	11,848,266
Subordinated debentures	4,000,000	-	4,000,000	-	4,000,000
Accrued interest payable	174,480	14,359	160,121	-	174,480

		Fair Value Measurements at December 31, 2013 Using:
	Carrying	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Financial assets:
Cash and cash equivalents	$84,693,825	$84,693,825	$-	$-	$84,693,825
Interest-earning time deposits	1,766,493	-	1,766,493	-	1,766,493
Federal Home Loan Bank stock	2,887,763	-	-	-	N/A
Loans, net (excluding impaired loans at fair value)	369,995,351	-	-	369,987,191	369,987,191
Accrued interest receivable	1,551,258	-	546,692	1,004,566	1,551,258

Financial liabilities:
Non-interest bearing deposits	55,263,604	55,263,604	-	-	55,263,604
Interest-bearing deposits	447,276,088	319,716,842	128,515,854	-	448,232,696
Federal Home Loan Bank advances	13,980,005	-	14,114,389	-	14,114,389
Securities sold under agreement to repurchase	26,766,169	-	26,766,169	-	26,766,169
Subordinated debentures	4,000,000	-	4,000,000	-	4,000,000
Accrued interest payable	199,764	15,233	184,531	-	199,764

In addition, other assets and liabilities of the Company that are not defined as financial instruments are not included in the above disclosures, such as property and equipment.